Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property and Equipment

Property and equipment is recorded at cost, and at December 31, 2020 and 2019 was comprised as follows:

	Machinery and equipment	Office and computers	Total
Cost
Balance at December 31, 2018	$2,300	$-	$2,300
Currency translation adjustment	(2)	-	(2)
Balance at December 31, 2019	$2,298	$-	$2,298
Additions	-	259	259
Disposal of assets	(142)	-	(142)
Balance at December 31, 2020	$2,156	$259	$2,415

Accumulated depreciation
Balance at December 31, 2018	$(775)	$-	$(775)
Depreciation for the year	(252)	-	(252)
Currency translation adjustment	1	-	1
Balance at December 31, 2019	$(1,026)	$-	$(1,026)
Depreciation for the year	(235)	(17)	(252)
Disposal of assets	85	-	85
Balance at December 31, 2020	$(1,176)	$(17)	$(1,193)

Net book value
Balance at December 31, 2019	$1,272	$-	$1,272
Balance at December 31, 2020	$980	$242	$1,222

As part of the acquisition of Eastmain, the Company acquired certain property and equipment including machinery, computer hardware, and a right-of-use asset for a 5-year lease of office space that commenced on April 1, 2019 (note 4ii). Depreciation for the acquired assets has been calculated for the period from the acquisition date of October 9, 2020 to December 31, 2020. The corresponding lease liability is included in note 10.

The following table summarizes the changes in the right-of-use asset included in property and equipment:

Total
Balance at December 31, 2019	$-
Acquired, upon acquisition of Eastmain (note 4ii)	236
Depreciation for the year	(17)
Balance at December 31, 2020	$219